DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DETAILS OF CASH FLOWS
Cash	$ 126,175	$ 115,714
Short-term deposits	0	420
Total cash and cash equivalents	$ 126,175	$ 116,134	$ 135,081